Share Capital - Summary of Company's Stock Options Outstanding and Exercisable (Detail)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 8.01		$ 6.09	$ 5.08
Weighted average remaining contractual life of outstanding share options	2 years 7 months 24 days
Number of share options outstanding in share-based payment arrangement | shares	49,527,625	49,527,625	48,616,795	51,565,802
Weighted average exercise price of outstanding share options		$ 8.01
Number of share options exercisable in share-based payment arrangement | shares	39,702,519	39,702,519
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 7.2
From Four Point Five Three To Five Point Nine Nine [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life of outstanding share options	1 year 1 month 9 days
Number of share options outstanding in share-based payment arrangement | shares	22,254,730	22,254,730
Weighted average exercise price of outstanding share options		$ 5.59
Number of share options exercisable in share-based payment arrangement | shares	22,254,730	22,254,730
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 5.59
From Four Point Five Three To Five Point Nine Nine [Member] | Top of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement		$ 5.99
From Four Point Five Three To Five Point Nine Nine [Member] | Bottom of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement		$ 4.53
From Six Point Zero Zero To Seven Point Nine Nine [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life of outstanding share options	2 years 10 months 6 days
Number of share options outstanding in share-based payment arrangement | shares	6,184,062	6,184,062
Weighted average exercise price of outstanding share options		$ 7.1
Number of share options exercisable in share-based payment arrangement | shares	5,692,395	5,692,395
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 7.06
From Six Point Zero Zero To Seven Point Nine Nine [Member] | Top of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement		$ 7.99
From Six Point Zero Zero To Seven Point Nine Nine [Member] | Bottom of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement		$ 6
From Eight Point Zero Zero To Nine Point Nine Nine [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life of outstanding share options	3 years 8 months 15 days
Number of share options outstanding in share-based payment arrangement | shares	9,570,000	9,570,000
Weighted average exercise price of outstanding share options		$ 9.36
Number of share options exercisable in share-based payment arrangement | shares	6,653,333	6,653,333
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 9.35
From Eight Point Zero Zero To Nine Point Nine Nine [Member] | Top of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement		$ 9.99
From Eight Point Zero Zero To Nine Point Nine Nine [Member] | Bottom of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement		$ 8
From Ten Point Zero Zero To Thirteen Point Zero Four [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life of outstanding share options	4 years 7 months 13 days
Number of share options outstanding in share-based payment arrangement | shares	11,518,833	11,518,833
Weighted average exercise price of outstanding share options		$ 12.05
Number of share options exercisable in share-based payment arrangement | shares	5,102,061	5,102,061
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 11.56
From Ten Point Zero Zero To Thirteen Point Zero Four [Member] | Top of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement		$ 13.04
From Ten Point Zero Zero To Thirteen Point Zero Four [Member] | Bottom of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement		$ 10